Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
P3 Health Partners Inc.
Class of Warrant or Right [Line Items]
Warrants

Note 26: Warrants

As of December 31, 2020, there were 858,351 Class D warrants outstanding for the predecessor entity. In conjunction with the Term Loan issued November 19, 2020, the predecessor entity issued 858,351 10-year warrants to purchase shares of Series D Preferred Units at $4.68 per share. The warrants were recorded as a liability on the consolidated balance sheet with a balance of $6,316,605 as of December 31, 2020. During the year ended December 31, 2020, no change in the fair value of the warrant liability was recognized in the consolidated statements of operations. During 2021, 858,351 warrants were exercised on a cashless basis, with an exercise price of $4.68 per share as part of the Business Combination. There are no Class D Warrants outstanding as of June 30, 2022 and December 31, 2021.

As of June 30, 2022 and December 31, 2021, there were an aggregate of 10,819,167 warrants outstanding, which include the Public Warrants and Private Placement Warrants. Each warrant entitles the holder to purchase one share of Class A Common Stock at a price of $11.50 per share. The Public Warrants became exercisable 30 days after the completion of the Business Combination. The Public Warrants will expire five years after the completion of a Business Combinations. The Company has the right to redeem the Public Warrants when the price per Class A ordinary share equals or exceeds $18.00 for 20 days within a 30-day trading period. The Private Placement Warrants are identical to the Public Warrants, except that the Private Placement Warrants are subject to certain transfer restrictions, are not redeemable by the Company if they are held by Sponsors, and are exercisable on a cashless basis.

The Public Warrants and Private Placement Warrants are recorded as a liability on the consolidated balance sheets with a balance of $5,429,009 and $11,382,826 as of June 30, 2022 and December 31, 2021. A gain of $11,815,093 and $5,953,817 was recognized in the three months and six months ended June 30, 2022, and a loss of $1,123,583 and $10,661,579 was recognized in the three months and six months ended June 30, 2021 from the change in fair value of the warrant liability in the consolidated statements of operations. During the period ended June 30, 2022 and the year ended December 31, 2021, zero Public Warrants and Private Placement Warrants were exercised.

Note 29: Warrants

As of December 31, 2020, there were 858,351 Class D warrants outstanding for the predecessor entity. In conjunction with the Term Loan issued November 19, 2020, the predecessor entity issued 858,351 10-year warrants to purchase shares of Series D Preferred Units at $4.68 per share. The warrants were recorded as a liability on the consolidated balance sheet with a balance of $6,316,605 as of December 31, 2020. During the year ended December 31, 2020, no change in the fair value of the warrant liability was recognized in the consolidated statements of operations (See note 8 “Fair Value Measurements and Hierarchy” for further information). During 2021, 858,351 warrants were exercised on a cashless basis, with an exercise price of $4.68 per share as part of the Business Combinations. There were no Class D Warrants outstanding as of December 31, 2021.

As of December 31, 2021, there were an aggregate of 10,819,167 warrants outstanding, which include the Public Warrants and Private Placement Warrants. Each warrant entitles the holder to purchase one share of Class A Common Stock at a price of $11.50 per share. The Public Warrants became exercisable 30 days after the completion of the Business Combinations. The Public Warrants will expire five years after the completion of the Business Combinations. The Company has the right to redeem the Public Warrants when the price per Class A ordinary share equals or exceeds $18.00 for 20 days within a 30-day trading period. The Private Placement Warrants are identical to the Public Warrants, except that the Private Placement Warrants are subject to certain transfer restrictions, are not redeemable by the Company if they are held by Sponsors and are exercisable on a cashless basis.

The Public Warrants and Private Placement Warrants are recorded as a liability on the consolidated balance sheets with a balance of $11,382,826 as of December 31, 2021. A gain of $2,271,659 was recognized in the Successor Period of 2021, and a loss of $7,664,869 was recognized in the Predecessor Period of 2021 from the change in fair value of the warrant liability in the consolidated statements of operations. During 2021, zero Public Warrants and Private Placement Warrants were exercised.